UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02631

Chestnut Street Exchange Fund

(Exact name of registrant as specified in charter)

103 Bellevue Parkway Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Edward J. Roach Chestnut Street Exchange Fund 103 Bellevue Parkway Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (302) 791-1112

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

David R. Wilmerding, Jr.

Chairman

July 25, 2012

Fellow Partner:

Our Fund earned $5.14 per share of net investment income in the six months ended June 30, 2012, compared to $3.15 per share in the same period of 2011. The increase in net investment income is largely attributed to a special dividend of $635,595 received in March 2012 from Cabot Microelectronics Corp. (Cabot). Other dividends increased by 6.42% in 2012. The dividend from Cabot was distributed in the July payment to Partners. Expenses were reduced by $15,407 from the first half of 2011.

After providing for the $2.908 per share distribution to partners of record on June 28, 2012, the net asset value per partnership share on June 30, 2012 was $380.34. The net asset value on March 31, 2012, our last report date, was $387.59, and the value on June 30, 2011 was $361.49.

Commentary on market conditions and a comparison of our Fund’s performance to the Standard & Poor’s 500® Index and the Dow Jones Industrial Average will be found in the accompanying Investment Adviser’s Report.

Your comments or questions concerning Chestnut Street Exchange Fund are welcomed.

Yours sincerely,

David R. Wilmerding, Jr.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT

Market Review

US equities, as represented by the S&P 500® Index, advanced 9.49% for the six-month period ended June 30, 2012.

Following a highly volatile 2011, financial markets began the new year with relative calm as the debt situation in Europe stabilized and global liquidity conditions returned to normal, due mainly to the European Central Bank’s long-term refinancing operations. US economic indicators were positive, with particularly encouraging reports from the labor market, and the outlook for the global economy brightened. As the investment environment improved and corporate earnings continued to be strong, US equities moved boldly higher through the first two months of 2012.

The rally softened in March when the tone of global news flow darkened. Investors reverted to “risk off” mode and heightened volatility returned to the markets as Europe’s debt problems boiled over once again. Political instability in Greece caused anxiety about whether the country would continue its membership in the euro zone. In Spain, political leaders faced severe deficit and policymaking issues while the nation’s banks clamored for liquidity and yields on Spanish government debt rose to levels deemed unsustainable. Heavily-indebted Italy also saw its borrowing costs rise amid mounting pressure across the region. Stock markets around the world saw large daily swings as investors reacted to news from Europe where leaders conferred and debated vehemently over the need for fiscal integration among the 17 euro-zone nations.

Alongside the drama in Europe, investors became discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, was of particular concern. Chinese manufacturing and exports suffered due to weakening demand from larger, developed countries where consumers became more cautious in the mire of the financial situation in Europe. Many European countries fell into recession. In the United States, disappointing jobs reports in the second quarter dealt a crushing blow to sentiment for the US economy after the labor market had been a bright spot earlier in the year.

The resurgence of concerns about global growth and Europe’s debt problems drove equity prices down through April and May. In June, US stocks began a modest rebound as European leaders ramped up their efforts to move toward fiscal unity and investors anticipated additional stimulus from central banks on both sides of the Atlantic.

The US economy remained strong relative to other parts of the world and year-to-date, US stocks generally outperformed international equity markets, which experienced higher levels of volatility amid global uncertainty. Telecommunications Services (+16.51%) was the strongest-performing sector in the S&P 500® Index for the period. Financials (+13.72%) staged a rebound from their 2011 lows. Information technology (+13.34%), consumer discretionary (+12.95%) and health care stocks (+10.97%) also performed particularly well. Energy (-2.34%) was the only sector to finish in negative territory as falling natural gas prices hurt returns in that space.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT (Continued)

Portfolio Review

Summary

The US equity market shot out of the gates to begin the year, with the market marching higher throughout the first quarter as European credit market stress waned and US economic data showed reasonable improvement. This trend did not hold for long, however, as the second quarter featured a 10% correction as funding problems in Greece and Spain escalated, and US economic data softened. A late June rally moderated the second quarter loss, leaving US equities, as measured by the S&P 500® Index with a 9.1% gain for the period. While market gains were widespread across sectors, the notable exception was the energy sector which fell due to the abnormally warm winter and weakening global economic environment.

The Chestnut Street Exchange Fund returned 10.53% for the six-month period ended June 30, 2012, which outperformed the 9.49% return posted by the S&P 500® Index. Stock selection in the consumer discretionary, financials and industrials sectors generated relative outperformance during the period, and outshined negative stock selection in information technology.

Performance Attribution

In consumer discretionary, the Fund’s investment in the media sector added the most value. Investments in Walt Disney Co., Comcast Corp., and CBS Corp. generated excellent performance, with each stock rising by more than 29% during the period. Walt Disney rose steadily throughout the period as the company demonstrated strong sales growth at its ESPN channels, and investors grew more comfortable with the trajectory of the theme park business, and expected capital expenditures. Comcast Corp. reported fourth quarter earnings that beat expectations due to strength in their business services and broadband divisions. Management also announced a dividend increase, significant share repurchase program, and deals to further maximize shareholder returns (selling spectrum to Verizon and selling its stake in the A&E network).

Stock selection in the financials sector also generated significant outperformance during the period. The Fund’s largest holding in the sector, Wells Fargo & Co., rose significantly during the period. The stock’s strong performance came during the first quarter, when the company reported its fourth quarter financial results. The banking and financial services giant reported a 20% increase in fourth quarter earnings and improving loan growth. The Fund’s investment in American Express Co. has also contributed to relative performance in the first half of 2012. In industrials, Union Pacific Corp. delivered strong performance in the second quarter, after reporting strong first quarter results.

Investments in the information technology sector detracted from relative performance during the first half of 2012. The Fund’s lack of exposure to Apple Corp. accounted for the relative weakness in information technology, as this very large benchmark holding has risen by 49% year to date. Stock selection in the consumer staples sector also detracted modestly as both Procter & Gamble Inc. and Safeway Inc. declined during the period.

Outlook

As a result of market movement and marginal trades during the period, the Fund’s weightings in the financials and consumer discretionary sectors increased, while the allocation to the industrials and information technology sectors declined. There were no new purchases during the period, and we’ve notably

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT (Continued)

Portfolio Review (concluded)

reduced the Fund’s holdings of 3M Co. and Hospira Inc. The Fund remains well diversified, with the largest weightings in the financials, consumer staples, information technology, health care and industrials sectors. Relative to the S&P 500® Index, the Fund holds significant overweights in the industrials, consumer staples, and health care sectors, and notable underweights in information technology, utilities, and consumer discretionary.

Any opinions expressed are those of BlackRock as of the date of this report and are subject to change based on changes in market or economic conditions. Past performance is not a guarantee of future results. There is no guarantee that forecasts made herein will come to pass. The comments should not be construed as a recommendation for any individual holdings or market sectors. Information and opinions are derived from proprietary and non-proprietary sources deemed by BlackRock to be reliable. We cannot guarantee the accuracy of such information, assure its completeness, or warrant that such information will not be changed without notice. Reliance upon information in this report is at the sole discretion of the reader.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PERFORMANCE COMPARISON

June 30, 2012

(Unaudited)

The performance data represents past performance and the principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Please call (302) 791-1112 for the most recent month-end performance.

In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

Total Returns as of June 30, 2012

		Average Annual Total Returns
	6 Month	1 Year	5 Year	10 Year	Since Inception(1)
Chestnut Street Exchange Fund	10.53%	7.71%	1.27%	4.93%	10.81%
S&P 500® Index	9.49%	5.45%	0.22%	5.34%	10.69%
Dow Jones Industrial Average Index	6.83%	6.63%	2.01%	6.03%	9.38%

(1)

Cumulative since inception total returns were 3,729.07%, 3,584.27% and 2,310.41% for the Chestnut Street Exchange Fund, the S&P 500® Index and the Dow Jones Industrial Average Index, respectively, for the period December 29, 1976 (inception) to June 30, 2012.

BLACKROCK CAPITAL MANAGEMENT, INC.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Fund Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period from January 1, 2012 through June 30, 2012, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ending June 30, 2012” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Chestnut Street Exchange Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012		Expenses Paid During Six Months Ending June 30, 2012*
Actual	$1,000.00	$1,105.30		$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	†	$2.56

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account value on the first line of the table is based on the actual total return of 10.53% for the six-month period ending June 30, 2012.

†	Hypothetical expenses are based on the Fund’s actual annualized six-month expense ratio and an assumed rate of return of 5% per year before expenses.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PORTFOLIO HOLDINGS SUMMARY TABLE

June 30, 2012

(Unaudited)

Security Type/Industry	% of Net Assets	Value
COMMON STOCKS:
Financial	15.4%	$28,497,439
Technology	13.5	24,968,546
Health Care	14.1	26,122,025
Consumer Cyclicals	11.2	20,702,318
Energy	10.2	18,927,645
Staples	9.9	18,201,414
Capital Equipment	7.4	13,719,038
Basics	5.7	10,583,423
Transportation	4.9	9,048,948
Utilities	3.5	6,391,805
Retail	2.7	4,936,322
Other assets in excess of liabilities	1.5	2,837,965

Net Assets	100.0%	$184,936,888

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS

June 30, 2012

(Unaudited)

	Shares	Value
COMMON STOCKS—98.5%
BASICS—5.7%
Air Products & Chemicals, Inc.	72,392	$5,844,206
Cabot Corp.	86,032	3,501,502
Cabot Microelectronics Corp.	42,373	1,237,715

		10,583,423

CAPITAL EQUIPMENT—7.4%
Emerson Electric Co.	131,650	6,132,257
General Electric Co.	364,049	7,586,781

		13,719,038

CONSUMER CYCLICALS—11.2%
3M Co.	27,565	2,469,824
CBS Corp.,—Class B	60,100	1,970,078
Comcast Corp.,—Class A	149,743	4,787,284
Procter & Gamble Co.	85,100	5,212,375
Walt Disney Co. (The)	129,129	6,262,757

		20,702,318

ENERGY—10.2%
Exxon Mobil Corp.	134,276	11,489,997
Schlumberger, Ltd.	114,584	7,437,648

		18,927,645

FINANCIAL—15.4%
American Express Co.	98,525	5,735,140
Ameriprise Financial, Inc.	22,266	1,163,621
Bank of America Corp.	56,084	458,767
JPMorgan Chase & Co.	140,310	5,013,276
Moody’s Corp.	82,738	3,024,074
Wells Fargo & Co.	391,823	13,102,561

		28,497,439

HEALTH CARE—14.1%
Abbott Laboratories	130,891	8,438,543
Baxter International, Inc.	64,986	3,454,006
Hospira, Inc.*	7,902	276,412
Johnson & Johnson	100,789	6,809,305
Merck & Co., Inc.	171,108	7,143,759

		26,122,025

	Shares	Value
RETAIL—2.7%
Home Depot, Inc.	23,400	$1,239,966
Kohl’s Corp.	15,200	691,448
Safeway, Inc.	44,558	808,728
Wal-Mart Stores, Inc.	31,500	2,196,180

		4,936,322

STAPLES—9.9%
Altria Group, Inc.	18,000	621,900
Coca-Cola Co. (The)	157,172	12,289,279
Hanesbrands, Inc.*	5,688	157,728
Kraft Foods, Inc.,—Class A	12,456	481,051
PepsiCo, Inc.	43,600	3,080,776
Philip Morris International, Inc.	18,000	1,570,680

		18,201,414

TECHNOLOGY—13.5%
Check Point Software Technologies Ltd.*	52,400	2,598,516
Cisco Systems, Inc.	32,700	561,459
Hewlett-Packard Co.	18	362
Intel Corp.	335,071	8,929,642
International Business Machines Corp.	39,708	7,766,091
Microsoft Corp.	95,282	2,914,676
Oracle Corp.	74,000	2,197,800

		24,968,546

TRANSPORTATION—4.9%
Union Pacific Corp.	75,844	9,048,948

UTILITIES—3.5%
Verizon Communications, Inc.	143,830	6,391,805

Total Common Stocks (Cost: $33,806,528)		182,098,923

TOTAL INVESTMENTS IN SECURITIES
(Cost: $33,806,528)	98.5%	$182,098,923
Other assets in excess of liabilities	1.5%	2,837,965

NET ASSETS	100.0%	$184,936,888

*	Non-Income Producing

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2012

(Unaudited)

Fair Value Measurements. The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities

•	Level 2	—	other significant observable inputs (including quoted prices for identical securities in inactive markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at value:

	Total Value at 06/30/12	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Common Stocks*	$182,098,923	$182,098,923	$—	$—

*	See details of industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For the six months ended June 30, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Statements of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets
Investments in securities, at value (cost $33,806,528)	$182,098,923
Cash	3,729,397
Dividends receivable	422,025
Interest receivable	574
Prepaid expenses	5,310

Total assets	186,256,229

Liabilities
Payables for:
Distributions	1,238,250
Advisory fees	52,301
Managing general partners	682
Custodian fees	1,396
Transfer agent fees	2,197
Accrued expenses and other liabilities	24,515

Total liabilities	1,319,341

Net Assets	$184,936,888

Net Assets consisted of:
Other capital — paid-in or reinvested	$38,703,215
Undistributed net investment income	310,704
Accumulated net realized losses on securities	(2,369,426)
Net unrealized appreciation on investments	148,292,395

Net Assets (Applicable to 486,241 partnership shares outstanding)	$184,936,888

Net Asset Value per share ($184,936,888 / 486,241 shares)	$380.34

Net assets applicable to shares owned by:
Limited partners (486,149 shares)	$184,901,897
Managing general partners (92 shares)	34,991

Total net assets (486,241 shares)	$184,936,888

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Statements of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment income
Dividends		$2,981,144
Interest		1,315

Total investment income		2,982,459

Expenses
Investment advisory services		324,249
Managing general partners’ compensation, officer’s salary and expenses		41,353
Legal fees		44,176
Printing		13,264
Insurance		10,553
Audit fees		9,945
Custodian fees		8,977
Transfer agent fees		10,611
Miscellaneous		7,053

Total expenses		470,181

Net investment income		2,512,278

Net realized and unrealized gain/(loss) on investments
Realized gain on sale of investment securities		64,245
Realized gain from securities transactions: distributed on redemption of partnership shares		6,458,269
Unrealized appreciation on investments
Beginning of period	$138,976,221
End of period	148,292,395

Net change in unrealized appreciation		9,316,174

Net realized and unrealized gain from investments		15,838,688

Net increase in net assets resulting from operations		$18,350,966

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase /(decrease) in net assets
Operations:
Net investment income	$2,512,278	$3,586,097
Net realized gain from securities transactions, for federal income tax purposes net gain is $64,245 and $9,680	64,245	9,680
Excess of market value over book value of securities distributed upon redemption of partnership shares	6,458,269	14,523,741
Net change in unrealized appreciation/(depreciation) on investments	9,316,174	(13,214,314)

Increase in net assets resulting from operations	18,350,966	4,905,204

Distributions to partners from:
Net investment income	(2,203,643)	(3,584,193)

Capital share transactions:
Net asset value of 711 and 1,306 shares issued in lieu of cash distributions	272,872	449,664
Cost of 21,562 and 51,009 shares repurchased	(8,036,621)	(17,226,652)

Decrease in net assets from capital share transactions	(7,763,749)	(16,776,988)

Total increase/(decrease) in net assets	8,383,574	(15,455,977)
Net assets:
Beginning of period	176,553,314	192,009,291

End of period*	$184,936,888	$176,553,314

*	Includes undistributed net investment income of $310,704 and $2,069, respectively.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

FINANCIAL HIGHLIGHTS

(For a Share of the Fund Outstanding Throughout Each Period)

	Six Months Ended June 30, 2012	Years Ended December 31,
		2011	2010	2009	2008	2007
	(Unaudited)
Net Asset Value, Beginning of Period	$348.17	$344.85	$315.61	$267.13	$400.30	$377.68

Income/(Loss) From Investment Operations:
Net investment income	5.14	6.85	5.79	6.28	8.06	7.62
Net gain/(loss) on securities (both realized and unrealized)	31.54	3.32	29.24	48.48	(133.17)	22.62

Total from investment operations	36.68	10.17	35.03	54.76	(125.11)	30.24

Less Distributions:
From net investment income	(4.51)	(6.85)	(5.79)	(6.28)	(8.06)	(7.62)

Net Asset Value, End of Period	$380.34	$348.17	$344.85	$315.61	$267.13	$400.30

Total Return	10.53%	2.99%	11.27%	20.94%	(31.56)%	8.05%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$184,937	$176,553	$192,009	$193,849	$184,798	$296,277
Ratios to average net assets:
Operating expenses	0.51%*	0.50%	0.51%	0.51%	0.46%	0.44%
Net investment income	2.75%*	1.92%	1.80%	2.31%	2.33%	1.91%
Portfolio Turnover Rate	—%	—%	1.01%	1.06%	0.29%	0.68%

*	Annualized

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

(Unaudited)

(A)	ORGANIZATION

Chestnut Street Exchange Fund (the “Fund”), a California Limited Partnership, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Fund’s investment objective is to seek long-term growth of capital and, secondarily, current income. Effective January 1, 1998, the Fund changed its status for tax purposes from a partnership to a regulated investment company. The change resulted from the enactment of the “Publicly Traded Partnership” rules to the Internal Revenue Code in 1987 which first applied to the Fund after 1997.

(B)	SIGNIFICANT ACCOUNTING PRINCIPLES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuations

Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

Securities Transactions and Investment Income

Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales and redemptions in-kind are computed on the basis of specific identification for both financial reporting and income tax purposes. For securities exchanged into the Fund at the Fund’s inception in 1976, the cost for financial reporting purposes is the value of those securities as used in the exchange. The cost, for income tax purposes, of securities exchanged into the Fund is the tax basis of the individual investor. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Distributions

Distributions from net investment income are paid quarterly and recorded on the ex-dividend date. Distributions of capital gains, if any, are paid annually and recorded on the ex-dividend date.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income which is distributed to shareholders. The Fund may elect not to distribute long-term capital gains to shareholders, but retain these gains and pay the income tax at the applicable income tax rate. If the Fund elects to pay the tax on long-term capital gains, on the last day of the year the tax is paid, the partners are entitled to a proportionate credit for the tax payment and the tax basis of their shares is increased by the amount of undistributed gains less the tax paid by the Fund. At December 31, 2011, the Fund had a capital loss carryforward of $2,433,671, which expires December 31, 2016. Therefore, no provision for federal income taxes is recorded in the financial statements.

Under the recently enacted Regulatory Investment Company Act of 2010, capital losses incurred by the Fund after December 31, 2010 will not be subject to expiration. In addition, such losses must be used to offset future capital gains realized prior to losses incurred in the years preceding enactment.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008—2011) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At June 30, 2012, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$31,261,837

Gross unrealized appreciation	150,837,086
Gross unrealized depreciation	—

Net unrealized appreciation	$150,837,086

The difference between book basis and tax basis of investments is attributable to the use of the individual partners’ tax basis for those securities contributed to the Fund at its inception, as required by law.

(C)	INVESTMENT ADVISORY FEES, OTHER SERVICES AND TRANSACTIONS WITH AFFILIATES

BlackRock Capital Management, Inc. (“BCM” or the “Adviser”), a wholly owned subsidiary of BlackRock Institutional Management, Inc., serves as Investment Adviser to the Fund pursuant to an advisory agreement dated September 29, 2006 (“Advisory Agreement”). BCM provides advisory, accounting and administrative services to the Fund. All BlackRock entities named are subsidiaries of BlackRock, Inc. BCM pays BNY Mellon Investment Servicing (US) Inc. for administrative services provided to the Fund.

The Advisory Agreement provides for a fee at the annual rate of 4/10ths of 1% of the first $100,000,000 of the Fund’s average daily net assets plus 3/10ths of 1% of net assets exceeding $100,000,000.

BNY Mellon Investment Servicing (US) Inc. also serves as the Fund’s transfer and dividend disbursing agent.

BNY Mellon Investment Servicing Trust Company serves as the Fund’s custodian.

The Managing General Partners each receive a fixed fee as compensation for their services. In addition, the President, Treasurer and Chief Compliance Officer receives additional payments for overseeing the Fund’s activities including compliance with federal securities laws, plus reimbursements of related expenses. For the six month period ended June 30, 2012, payments to or for the Managing General Partners amounted to $41,353.

Legal fees amounting to $44,176 for the six month period ended June 30, 2012 were paid to Drinker Biddle & Reath LLP. Michael P. Malloy, Esq., Secretary of the Fund, is a partner of that firm.

(D)	INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term obligations and redemptions in-kind) were $0 and $0, respectively, for the six month period ended June 30, 2012.

(E)	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The primary difference applicable to the Fund’s distributions is the requirement to pass through 40% of its aggregate expenses to the partners of the Fund. This is required because the Fund has fewer than 500 partners and does not continuously offer shares. The partners treat this pass-through of expenses as a distribution of net investment income and a corresponding miscellaneous itemized deduction of investment expense.

The tax character of distributions paid during 2011 and 2010 were as follows:

	2011	2010
Ordinary income	$3,957,344	$3,708,961
Investment expense	(373,151)	(377,265)

Distributed to partners	$3,584,193	$3,331,696

For federal income tax purposes, distributions of net investment income and short-term capital gains are treated as ordinary income dividends.

(F)	IN-KIND DISTRIBUTION OF SECURITIES

During the six months ended June 30, 2012, the Fund distributed portfolio securities in lieu of cash for most shareholder redemptions. The value of these redemptions in portfolio securities and cash was as follows:

	Value of the Redemptions	Net Realized Gain Included In Redemptions	Fund Shares Redeemed
Portfolio Securities* .	$8,011,750	$6,458,269	21,497
Cash	24,871	—	65

	$8,036,621	$6,458,269	21,562

*	Includes $519 in cash redeemed.

Net realized gains from these transactions are not taxable to the Fund. Such gains are not distributed to shareholders and will be reclassified to paid-in capital at the Fund’s fiscal year end. These transactions were completed following guidelines approved by the Managing General Partners.

(G)	INDEMNIFICATIONS

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

(H)	TAX MATTERS

At December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,069
Capital loss carryover	(2,433,671)
Net unrealized appreciation of investments	141,529,749

$139,098,147

(I)	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and determined that there was the following subsequent event:

Effective July 18, 2012, the Fund’s management team at the Adviser is led by Jeffrey R. Lindsey, who has co-managed the Fund since 2005 and Bryan Krause, who has co-managed the Fund since July 2012.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Additional Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (302) 791-1112 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

[INTENTIONALLY LEFT BLANK]

[INTENTIONALLY LEFT BLANK]

MANAGING GENERAL PARTNERS

Gordon L. Keen, Jr.

Edward J. Roach

Langhorne B. Smith

David R. Wilmerding, Jr.

INVESTMENT ADVISERS

BlackRock Capital Management, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment

Servicing (US) Inc.

P.O. Box 8950

Wilmington, Delaware 19899

(800) 852-4750

Semi Annual Report

June 30, 2012

(Unaudited)

Chestnut Street Exchange Fund

103 Bellevue Parkway

Wilmington, Delaware 19809

(302) 791-1112

Edward J. Roach, President & Treasurer

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of managing general partners.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Chestnut Street Exchange Fund

By (Signature and Title)*	/s/ Edward J. Roach
Edward J. Roach, President & Treasurer
(Principal Executive Officer & Principal Financial Officer)

Date	August 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Edward J. Roach
Edward J. Roach, President & Treasurer
(Principal Executive Officer & Principal Financial Officer)

Date	August 13, 2012

*	Print the name and title of each signing officer under his or her signature.